Prospectus Supplement                                            213286 3/04
dated March 25, 2004 to:

PUTNAM TAX SMART EQUITY FUND

Prospectus dated February 29, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader           Since    Experience
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James C. Wiess             2003     April 2000 - Present     Putnam Management
                                    Prior to April 2000      JP Morgan Company
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Portfolio member           Since    Experience
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Richard P. Cervone         2004     1998 - present           Putnam Management
James S. Yu                2004     October 2002 - Present   Putnam Management
                                    Prior to October 2002    John Hancock Funds
                                    Prior to June 2000       Merrill Lynch
                                                             Investment
                                                             Management
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